Prepaid expenses and accrued income (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current
R&D tax credits and other indirect tax receivables	€ 156	€ 155
Deposits	58	56
Other	78	97
Total non-current prepaid expenses and non-current accrued income	292	308
Current
Social security, R&D tax credits, VAT and other indirect taxes	543	514
Divestment-related receivables	33	67
Deposits	20	35
Other	312	408
Total current prepayments and current accrued income	€ 908	€ 1,024